EMPLOYEE BENEFITS - Fair value of share-based compensation granted (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year
Share-Based Payment Arrangements [Abstract]
Stock price (in usd per share) | $	$ 46.45	$ 39.69	$ 31.89
Expected option life | year	6	6	6
Volatility (as a percent)	40.00%	19.00%	20.00%
Risk-free interest rate	3.00%	2.00%	1.95%